united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

The Corporation Trust Company – Corporation Trust Center

1209 Orange Street, Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 05/31/18

Item 1. Schedule of Investments.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2018
Shares	Security	Value
	COMMON STOCKS - 6.49%
	ENTERTAINMENT - 0.41%
10,988	Cedar Fair LP	$730,482

	LISTED BUSINESS DEVELOPMENT COMPANIES - 2.05%
25,194	Ares Capital Corp	425,275
51,792	BlackRock Capital Investment Corp.	323,182
30,782	FS Investment Corp.	237,021
33,990	Garrison Capital, Inc.	298,432
24,505	Golub Capital BDC, Inc.	453,588
17,971	New Mountain Finance Corp.	249,797
27,634	PennantPark Floating Rate Capital Ltd.	376,652
27,852	TPG Specialty Lending, Inc.	519,718
27,527	TriplePoint Venture Growth BDC Corp.	346,014
32,516	WhiteHorse Finance, Inc.	465,629
		3,695,308
	PIPELINES - 0.27%
4,585	Buckeye Partners LP	165,289
19,618	Enable Midstream Partners LP	324,482
		489,771
	PRIVATE EQUITY - 1.16%
30,249	Hercules Capital, Inc.	374,785
14,289	Icahn Enterprises LP	982,940
32,700	The Carlyle Group LP	716,130
		2,073,855
	SEMICONDUCTORS - 2.60%
47,000	Applied Materials, Inc.	2,386,660
20,000	NXP Semiconductors NV *	2,280,000
		4,666,660

	TOTAL COMMON STOCKS	11,656,076
	(Cost - $18,187,210)

	EXCHANGE TRADED NOTES - 2.44%
216,226	Credit Suisse X-Links Gold Shares Covered Call ETN	1,922,249
123,305	Credit Suisse X-Links Silver Shares Covered Call ETN	937,118
83,000	Cushing 30 MLP Index ETN	1,531,765
	TOTAL EXCHANGE TRADED NOTES	4,391,132
	(Cost - $4,506,177)

	REAL ESTATE INVESTMENT TRUSTS - 41.99%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 5.84%
40,800	American Campus Communities, Inc.	1,636,080
269,544	Colony Northstar Credit Real Estate, Inc.	5,124,032
17,673	CoreCivic, Inc.	380,323
9,660	CoreSite Realty Corp.	1,025,506
19,440	CyrusOne, Inc.	1,076,587
45,000	Granite Point Mortgage Trust, Inc.	823,050
17,450	The GEO Group, Inc.	432,760
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	10,498,338

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018
Shares	Security	Value

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 22.04%
444,917	American Finance Trust #	$10,182,433
228,122	Carey Watermark Investors, Inc. #	2,456,408
290,378	Healthcare Trust, Inc. #	5,746,742
198,378	Hines Global REIT, Inc. #	1,771,112
456,540	Hospitality Investor Trust, Inc. # *	6,549,948
1,081,081	NorthStar Health Care Income, Inc. #	8,545,672
764,346	N1 Liquidating Trust #	557,973
388,931	Steadfast Income REIT, Inc. #	3,776,242
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	39,586,530

	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 14.11%
7,354	Clarion Lion Industrial Trust #	12,666,630
661,928	Cottonwood Residential, Inc. #	12,675,922
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	25,342,552

	TOTAL REAL ESTATE INVESTMENT TRUSTS	75,427,420
	(Cost - $68,687,867)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 8.13%
396,084	Business Development Corporation of America #	3,271,657
1,005,598	Cion Investment Corp. #	9,412,902
248,170	Sierra Income Corp. #	1,915,870
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES	14,600,429
	(Cost - $15,945,579)

	PRIVATE BUSINESS DEVELOPMENT COMPANIES - 1.93%
228,821	Owl Rock Capital Corp. # (Cost $3,481,113)	3,464,343

	PRIVATE INVESTMENT FUNDS - 21.21%
1	AIF SPV, LLC #	-
13	AIM Infrastructure MLP Fund II LP #	4,106,053
9,910	Clarion Lion Properties Fund #	14,337,417
1	Levine Leichtman Capital Partners VI, LP #	1,907,884
9,076	Mosaic Real Estate Credit, LLC #	10,000,000
3	Ovation Alternative Income Fund #	7,750,634
	TOTAL PRIVATE INVESTMENT FUNDS	38,101,988
	(Cost - $36,503,984)

	CLOSED-END FUNDS - 9.67%
92,641	Apollo Tactical Income Fund, Inc.	1,468,360
125,086	BlackRock Debt Strategies Fund, Inc.	1,409,719
114,153	BlackRock Multi-Sector Income Trust	1,960,007
58,623	Blackstone/GSO Long-Short Credit Income Fund	981,935
53,000	Brookfield Real Assets Income Fund, Inc.	1,209,460
80,314	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,519,541
98,042	DoubleLine Income Solutions Fund	1,961,820
40,000	First Trust Energy Income and Growth Fund	910,400
163,047	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,738,668
71,536	John Hancock Premium Dividend Fund	1,127,407
78,964	Western Asset Emerging Markets Debt Fund, Inc.	1,071,542
	TOTAL CLOSED-END FUNDS	17,358,859
	(Cost - $17,913,566)

	HEDGE FUND - 15.34%
25,420	Collins Master Access Fund Ltd. # *	27,547,582
	TOTAL HEDGE FUNDS
	(Cost - $25,677,450)

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018
Shares	Security	Value

	SHORT-TERM INVESTMENT - 0.48%
	MONEY MARKET FUND - 0.48%
854,006	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 1.56% +	$854,006
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $854,006)

	TOTAL INVESTMENTS - 107.68%
	(Cost - $191,756,952)	$193,401,835
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.68) %	(13,799,626)
	NET ASSETS - 100.00%	$179,602,209

LLC - Limited Liability Company
LP - Limited Partnership
NV - Naamloze Vennootschap
REIT - Real Estate Investment Trust
* Non-income producing security.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $148,643,424 or 82.76% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on May 31, 2018.

Portfolio Composition as of May 31, 2018

Percent of Net Assets
Real Estate Investment Trusts
Non-Listed Real Estate Investment Trusts	22.04%
Private Real Estate Investment Trusts	14.11%
Listed Real Estate Investment Trusts	5.84%
Private Investment Funds	21.21%
Hedge Fund	15.34%
Closed End Funds	9.67%
Non-Listed Business Development Companies	8.13%
Semiconductors	2.60%
Exchange Traded Notes	2.44%
Listed Business Development Companies	2.05%
Private Business Development Companies	1.93%
Private Equity	1.16%
Short-term Investment	0.48%
Entertainment	0.41%
Pipelines	0.27%
Liabilities In Excess Of Other Assets	(7.68)%
Net Assets	100.00%

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. The Fund follows the specialized accounting and reporting requirements under generally accepted accounting principles in the United States that are applicable to investment companies.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their net asset value per share and closed-end fund that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going-concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as a practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2018

The non-traded Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the adviser will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*
Investments:	Practical Expedient (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$ -	$11,656,076	$ -	$ -	$11,656,076
Exchange Traded Notes	-	4,391,132	-	-	4,391,132
Real Estate Investment Trusts	25,342,552	10,498,338	39,586,530	-	75,427,420
Non-Listed Business Development Companies	3,271,657	-	11,328,772	-	14,600,429
Private Business Development Companies	3,464,343	-	-	-	3,464,343
Private Investment Funds	38,101,988	-	-	-	38,101,988
Closed-End Funds	-	17,358,859	-	-	17,358,859
Hedge Fund	27,547,582	-	-	-	27,547,582
Short-Term Investment	-	854,006	-	-	854,006
Total Investments	$97,728,122	$44,758,411	$50,915,302	$ -	$193,401,835

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the portfolio of investments.

*Refer to the Portfolio of Investments for industry classifications.
There were no transfers between Level 1, Level 2 or Level 3 during the period ended May 31, 2018.
It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The following is the fair value measurement of investments that are measured at Net Asset Value per Share (or its equivalent) as a practical expedient:

Security Description	Industry	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
AIF SPV, LLC	Private Investment Company	$ -	$ -	Quarterly	180 Days
AIM Infrastructure MLP Fund II	Private Investment Company	4,106,053	1,991,250	Quarterly	30-60 Days
Business Development Corp. of America	Non-Listed BDC	3,271,657	-	Quarterly	Notice prior to announcement of Repurchase Offer
Clarion Lion Industrial Trust	REIT	12,666,630	-	Quarterly	90 Days
Clarion Lion Properties Fund	Private Investment Company	14,337,417	-	Quarterly	90 Days
Collins Masters Access Fund, Ltd.	Hedge Fund	27,547,582	-	Subject to advisor approval	30-60 Days
Cottonwood Residential, Inc.	Private Real Estate Investment Trust	12,675,922	-	Subject to advisor approval	90 Days
Levine Leichtman Capital Partners VI, LP	Private Investment Company	1,907,884	7,504,763	Subject to advisor approval	n/a
Mosaic Real Estate Credit, LLC	Private Investment Company	10,000,000	-	Subject to advisor approval	2 year lock up, then annual with 90 Days notice
Owl Rock Capital Corp.	Private BDC	3,464,343	9,437,610	Quarterly	90 Days
Ovation Alternative Income Fund, LP	Private Investment Company	7,750,634	-	Quarterly	180 Days
		$97,728,122	$18,933,623

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$190,449,190	$16,104,521	$(13,151,876)	$2,952,645

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

/s/ Raymond J. Lucia

Raymond J. Lucia, Jr., President

Date 07/19/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Raymond J. Lucia

Raymond J. Lucia, Jr., President

Date 07/19/18

By (Signature and Title)

/s/ Felicia Tarantino

Felicia Tarantino, Treasurer

Date 07/19/18